Segment Information (Segment Reporting By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
CONTRACT REVENUES	$ 767,585	$ 856,878	$ 806,831
Operating income (loss)	14,680	22,959	23,853
Depreciation and amortization	63,023	64,585	50,129
Total assets	893,588	898,124	889,732
PROPERTY AND EQUIPMENT—Net	413,008	430,210	399,445
GOODWILL	83,576	83,576	86,326
INVESTMENTS IN JOINT VENTURES	4,734	3,761	7,889
Capital expenditures	85,212	89,279	92,078
Dredging Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	34,108	64,073	41,620
Depreciation and amortization	54,826	50,556	43,620
Total assets	912,880	872,297	812,181
PROPERTY AND EQUIPMENT—Net	399,479	397,468	366,027
GOODWILL	76,576	76,576	76,576
INVESTMENTS IN JOINT VENTURES	381	1	2,114
Capital expenditures	84,263	82,000	79,186
Environmental And Infrastructure Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(19,428)	(41,114)	(17,767)
Depreciation and amortization	8,197	14,029	6,509
Total assets	81,166	127,907	134,324
PROPERTY AND EQUIPMENT—Net	13,529	32,742	33,418
GOODWILL	7,000	7,000	9,750
INVESTMENTS IN JOINT VENTURES	4,353	3,760	5,775
Capital expenditures	949	7,279	12,892
Operating Segment [Member] | Dredging Segment [Member]
Segment Reporting Information [Line Items]
CONTRACT REVENUES	637,468	681,255	697,711
Operating Segment [Member] | Environmental And Infrastructure Segment [Member]
Segment Reporting Information [Line Items]
CONTRACT REVENUES	133,637	181,710	114,412
Intersegment Revenue [Member]
Segment Reporting Information [Line Items]
CONTRACT REVENUES	(3,520)	(6,087)	(5,292)
Total assets	$ (100,458)	$ (102,080)	$ (56,773)